Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of the Company’s management, the accompanying condensed consolidated financial statements reflect all adjustments, consisting of normal, recurring adjustments, considered necessary for a fair presentation of the results for the interim periods ended March 31, 2024 and March 31, 2023. Although management believes that the disclosures in these unaudited condensed consolidated financial statements are adequate to make the information presented not misleading, certain information and footnote disclosures normally included in condensed consolidated financial statements that have been prepared in accordance U.S. GAAP have been omitted pursuant to the rules and regulations of the SEC.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Company’s financial statements and notes related thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, filed with the SEC on April 16, 2024. The interim results for the three months ended March 31, 2024 are not necessarily indicative of the results to be expected for the year ended December 31, 2024 or for any future interim periods.

Basis of Presentation

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Aditxt, Inc., its wholly owned subsidiaries and, one majority owned subsidiary. All significant intercompany balances and transactions have been eliminated in the consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of Aditxt, Inc., its wholly owned subsidiaries and, one majority owned subsidiary. All significant intercompany balances and transactions have been eliminated in the consolidated financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Significant estimates underlying the financial statements include the collectability of notes receivable, the reserve on insurance billing, value of preferred shares issued, our investments in preferred shares, estimation of discounts on non-interest bearing borrowing, and the fair value of stock options and warrants.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates. Significant estimates underlying the financial statements include the collectability of notes receivable, the reserve on insurance billing, value of preferred shares issued, our investments in preferred shares, estimation of discounts on non-interest bearing borrowing, and the fair value of stock options and warrants.

Fair Value Measurements and Fair Value of Financial Instruments

Fair Value Measurements and Fair Value of Financial Instruments

The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1	-	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
Level 2	-	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
Level 3	-	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The Company did not identify any assets or liabilities that are required to be presented on the balance sheets at fair value in accordance with ASC Topic 820.

Due to the short-term nature of all financial assets and liabilities, their carrying value approximates their fair value as of the balance sheet dates. (See Note 9)

Fair Value Measurements and Fair Value of Financial Instruments

The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1	-	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
Level 2	-	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
Level 3	-	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The Company did not identify any assets or liabilities that are required to be presented on the balance sheets at fair value in accordance with ASC Topic 820.

Due to the short-term nature of all financial assets and liabilities, their carrying value approximates their fair value as of the balance sheet dates.
Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

The Company maintains its cash accounts at financial institutions which are insured by the Federal Deposit Insurance Corporation. At times, the Company may have deposits in excess of federally insured limits.

Substantially all the Company’s accounts receivable are with companies in the healthcare industry, individuals, and the U.S. government. However, concentration of credit risk is mitigated due to the Company’s number of customers. In addition, for receivables due from U.S. government agencies, the Company does not believe the receivables represent a credit risk as these are related to healthcare programs funded by the U.S. government and payment is primarily dependent upon submitting the appropriate documentation.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

The Company maintains its cash accounts at financial institutions which are insured by the Federal Deposit Insurance Corporation. At times, the Company may have deposits in excess of federally insured limits.

Substantially all the Company’s accounts receivable are with companies in the healthcare industry, individuals, and the U.S. government. However, concentration of credit risk is mitigated due to the Company’s number of customers. In addition, for receivables due from U.S. government agencies, the Company does not believe the receivables represent a credit risk as these are related to healthcare programs funded by the U.S. government and payment is primarily dependent upon submitting the appropriate documentation.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash and cash equivalents include short-term, liquid investments.	Cash and Cash Equivalents Cash and cash equivalents include short-term, liquid investments.
Inventory

Inventory

Inventory consists of laboratory materials and supplies used in laboratory analysis. We capitalize inventory when purchased. Inventory is valued at the lower of cost or net realizable value on a first-in, first-out basis. We periodically perform obsolescence assessments and write off any inventory that is no longer usable.

Inventory

Inventory consists of laboratory materials and supplies used in laboratory analysis. We capitalize inventory when purchased. Inventory is valued at the lower of cost or net realizable value on a first-in, first-out basis. We periodically perform obsolescence assessments and write off any inventory that is no longer usable.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Cost includes expenditures for furniture, office equipment, laboratory equipment, and other assets. Maintenance and repairs are charged to expense as incurred. When assets are sold, retired, or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. The costs of fixed assets are depreciated using the straight-line method over the estimated useful lives or lease life of the related assets.

Useful lives assigned to fixed assets are as follows:

Computers	Three years to five years
Lab Equipment	Seven to ten years
Office Furniture	Five to ten years
Other fixed assets	Five to ten years
Leasehold Improvements	Shorter of estimated useful life or remaining lease term

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Cost includes expenditures for furniture, office equipment, laboratory equipment, and other assets. Maintenance and repairs are charged to expense as incurred. When assets are sold, retired, or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations. The costs of fixed assets are depreciated using the straight-line method over the estimated useful lives or lease life of the related assets.

Useful lives assigned to fixed assets are as follows:

Computers	Three years to five years
Lab Equipment	Seven to ten years
Office Furniture	Five to ten years
Other fixed assets	Five to ten years
Leasehold Improvements	Shorter of estimated useful life or remaining lease term

Intangible Assets

Intangible Assets

Intangible assets are stated at cost less accumulated amortization. For intangible assets that have finite lives, the assets are amortized using the straight-line method over the estimated useful lives of the related assets. For intangible assets with indefinite lives, the assets are tested periodically for impairment.

Intangible Assets

Intangible assets are stated at cost less accumulated amortization. For intangible assets that have finite lives, the assets are amortized using the straight-line method over the estimated useful lives of the related assets. For intangible assets with indefinite lives, the assets are tested periodically for impairment.

Investments

Investments

The following table sets forth a summary of the changes in equity investments. This investment has been recorded at cost in accordance with ASC 321.

For the three months ended March 31, 2024

As of December 31, 2023	22,711,221
Purchase of equity investments	-
Unrealized gains	-
As of March 31, 2024	$22,711,221

This investment is included in its own line item on the Company’s consolidated balance sheets.

Non-marketable equity investments (for which we do not have significant influence or control) are investments without readily determinable fair values that are recorded based on initial cost minus impairment, if any, plus or minus adjustments resulting from observable price changes in orderly transactions for identical or similar securities, if any. All gains and losses on investments in non-marketable equity securities, realized and unrealized, are recognized in investment and other income (expense), net.

We monitor equity method and non-marketable equity investments for events or circumstances that could indicate the investments are impaired, such as a deterioration in the investee’s financial condition and business forecasts and lower valuations in recently completed or anticipated financings, and recognize a charge to investment and other income (expense), net for the difference between the estimated fair value and the carrying value. For equity method investments, we record impairment losses in earnings only when impairments are considered other-than-temporary.

Investments

The following table sets forth a summary of the changes in equity investments. This investment has been recorded at cost in accordance with ASC 321.

For the year ended December 31, 2023

As of December 31, 2022	-
Purchase of equity investments	22,711,211
Unrealized gains	-
As of December 31, 2023	$22,711,221

This investment is included in its own line item on the Company’s consolidated balance sheet.

Non-marketable equity investments (for which we do not have significant influence or control) are investments without readily determinable fair values that are recorded based on initial cost minus impairment, if any, plus or minus adjustments resulting from observable price changes in orderly transactions for identical or similar securities, if any. All gains and losses on investments in non-marketable equity securities, realized and unrealized, are recognized in investment and other income (expense), net.

We monitor equity method and non-marketable equity investments for events or circumstances that could indicate the investments are impaired, such as a deterioration in the investee’s financial condition and business forecasts and lower valuations in recently completed or anticipated financings, and recognize a charge to investment and other income (expense), net for the difference between the estimated fair value and the carrying value. For equity method investments, we record impairment losses in earnings only when impairments are considered other-than-temporary.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company generally does not require collateral to support customer receivables. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management. As of March 31, 2024 and December 31, 2023, there was an allowance for doubtful accounts of zero and zero, respectively. Accounts receivable is made up of billed and unbilled of $273,802 and $153,242 as of March 31, 2024 and $236,605 and $171,721 as of December 31, 2023, respectively.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company generally does not require collateral to support customer receivables. The Company determines if receivables are past due based on days outstanding, and amounts are written off when determined to be uncollectible by management. As of December 31, 2023 and 2022, there was an allowance for doubtful accounts of zero and $18,634, respectively. Accounts receivable is made up on billed and unbilled of $236,605 and $171,721 as of December 31, 2023 and $527,961 and zero as of December 31, 2022, respectively.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. At March 31, 2024 and December 31, 2023, the Company had a full valuation allowance against its deferred tax assets.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. At December 31, 2023 and December 31, 2022, the Company had a full valuation allowance against its deferred tax assets.

Offering Costs

Offering Costs

Offering costs incurred in connection with equity are recorded as a reduction of equity and offering costs incurred in connection with debt are recorded as a reduction of debt as a debt discount. Equity instruments issued as offering costs have zero net effect on the Company’s equity.

Offering Costs

Offering costs incurred in connection with equity are recorded as a reduction of equity and offering costs incurred in connection with debt are recorded as a reduction of debt as a debt discount. Equity instruments issued as offering costs have zero net effect on the Company’s equity.

Revenue Recognition

Revenue Recognition

In accordance with ASC 606 (Revenue From Contracts with Customers), revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these services. To achieve this core principle, the Company applies the following five steps:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price to performance obligations in the contract
5)	Recognize revenue when or as the Company satisfies a performance obligation

Revenues reported from services relating to the AditxtScoreTM are recognized when the AditxtScoreTM report is delivered to the customer. The services performed include the analysis of specimens received in the Company’s CLIA laboratory and the generation of results which are then delivered upon completion.

The Company recognizes revenue in the following manner for the following types of customers:

Client Payers:

Client payers include physicians or other entities for which services are billed based on negotiated fee schedules. The Company principally estimates the allowance for credit losses for client payers based on historical collection experience and the period of time the receivable has been outstanding.

Cash Pay:

Customers are billed based on established patient fee schedules or fees negotiated with physicians on behalf of their patients. Collection of billings is subject to credit risk and the ability of the patients to pay.

Insurance:

Reimbursements from healthcare insurers are based on fee for service schedules. Net revenues recognized consist of amounts billed net of contractual allowances for differences between amounts billed and the estimated consideration the Company expects to receive from such payers, collection experience, and the terms of the Company’s contractual arrangements.

Revenue Recognition

In accordance with ASC 606 (Revenue From Contracts with Customers), revenue is recognized when a customer obtains control of promised services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for these services. To achieve this core principle, the Company applies the following five steps:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price to performance obligations in the contract
5)	Recognize revenue when or as the Company satisfies a performance obligation

Revenues reported from services relating to the AditxtScore™ are recognized when the AditxtScoreTM report is delivered to the customer. The services performed include the analysis of specimens received in the Company’s CLIA laboratory and the generation of results which are then delivered upon completion.

The Company recognizes revenue in the following manner for the following types of customers:

Client Payers:

Client payers include physicians or other entities for which services are billed based on negotiated fee schedules. The Company principally estimates the allowance for credit losses for client payers based on historical collection experience and the period of time the receivable has been outstanding.

Cash Pay:

Customers are billed based on established patient fee schedules or fees negotiated with physicians on behalf of their patients. Collection of billings is subject to credit risk and the ability of the patients to pay.

Insurance:

Reimbursements from healthcare insurers are based on fee for service schedules. Net revenues recognized consist of amounts billed net of contractual allowances for differences between amounts billed and the estimated consideration the Company expects to receive from such payers, collection experience, and the terms of the Company’s contractual arrangements.

Leases

Leases

Under Topic 842 (Leases), operating lease expense is generally recognized evenly over the term of the lease. The Company has operating leases consisting of office space, laboratory space, and lab equipment.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. We combine the lease and non-lease components in determining the lease liabilities and right of use (“ROU”) assets.

Leases

Under Topic 842 (Leases), operating lease expense is generally recognized evenly over the term of the lease. The Company has operating leases consisting of office space, laboratory space, and lab equipment.

Leases with an initial term of twelve months or less are not recorded on the balance sheet. We combine the lease and non-lease components in determining the lease liabilities and right of use (“ROU”) assets.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation costs under the provisions of ASC 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense related to the fair value of stock-based compensation awards that are ultimately expected to vest. Stock-based compensation expense recognized includes the compensation cost for all stock-based payments granted to employees, officers, and directors based on the grant date fair value estimated in accordance with the provisions of ASC 718. ASC 718 is also applied to awards modified, repurchased, or cancelled during the periods reported. Stock-based compensation is recognized as expense over the employee’s requisite vesting period and over the nonemployee’s period of providing goods or services.

Stock-Based Compensation

The Company accounts for stock-based compensation costs under the provisions of ASC 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense related to the fair value of stock-based compensation awards that are ultimately expected to vest. Stock-based compensation expense recognized includes the compensation cost for all stock-based payments granted to employees, officers, and directors based on the grant date fair value estimated in accordance with the provisions of ASC 718. ASC 718 is also applied to awards modified, repurchased, or cancelled during the periods reported. Stock-based compensation is recognized as expense over the employee’s requisite vesting period and over the nonemployee’s period of providing goods or services.

Patents

Patents

The Company incurs fees from patent licenses, which are reflected in research and development expenses, and are expensed as incurred. During the three months ended March 31, 2024 and 2023, the Company incurred patent licensing fees of $61,666 and $60,000, respectively.

Patents

The Company incurs fees from patent licenses, which are reflected in research and development expenses, and are expensed as incurred. During the years ended December 31, 2023 and 2022, the Company incurred patent licensing fees of $123,541 and $263,273, respectively.

Research and Development

Research and Development

We incur research and development costs during the process of researching and developing our technologies and future offerings. We expense these costs as incurred unless such costs qualify for capitalization under applicable guidance. During the three months ended March 31, 2024 and 2023, the Company incurred research and development costs of $8,145,266 and $1,387,541, respectively.

Research and Development

We incur research and development costs during the process of researching and developing our technologies and future offerings. We expense these costs as incurred unless such costs qualify for capitalization under applicable guidance. During the years ended December 31, 2023 and 2022, the Company incurred research and development costs of $7,074,339 and $7,268,084, respectively.

Non-controlling Interest in Subsidiary

Non-controlling Interest in Subsidiary

Non-controlling interests represent the Company’s subsidiary’s cumulative results of operations and changes in deficit attributable to non-controlling shareholders. During the three months ended March 31, 2024 and 2023, the Company recognized $138,967 and $0 in net loss attributable to non-controlling interest in Pearsanta. The Company owns approximately 90.2% of Pearsanta, Inc., as of March 31, 2024.

Non-controlling Interest in Subsidiary

Non-controlling interests represent the Company’s subsidiary’s cumulative results of operations and changes in deficit attributable to non-controlling shareholders. During the years ended December 31, 2023 and 2022, the Company recognized $9,608 and $0 in net loss attributable to non-controlling interest in Pearsanta. The Company owns approximately 97.5% of Pearsanta, Inc., as of December 31, 2023.

Basic and Diluted Net Loss per Common Share

Basic and Diluted Net Loss per Common Share

Basic loss per common share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding for each period. Diluted loss per share is computed by dividing the net loss attributable of common stockholders by the weighted average number of shares of common stock outstanding plus the dilutive effect of shares issuable through the common stock equivalents. The weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of March 31, 2024, 45,572 stock options, 0 unvested restricted stock units, 5,097,080 warrants, 22,280 shares of preferred series A-1 stock, 6,000 shares of preferred series B-1, and 2,625 shares of preferred series B-2 stock were excluded from dilutive earnings per share as their effects were anti-dilutive.

Instrument	Quantity Issued and Outstanding as of March 31, 2024	Common Stock Equivalent
Series A Preferred Stock	-	-
Preferred Series A-1 Stock	22,280	5,018,019
Series B Preferred Stock	-	-
Preferred Series B-1 Stock	6,000	1,477,833
Preferred Series B-2 Stock	2,625	557,325
Series C Preferred Stock	-	-
Warrants	5,097,080	5,097,080
Options	45,572	45,572
Total Common Stock Equivalent		12,195,829

As of March 31, 2023, 44,710 stock options, 4,267 unvested restricted stock units, and 5,079,348 warrants were excluded from dilutive earnings per share as their effects were anti-dilutive.

Basic and Diluted Net Loss per Common Share

Basic loss per common share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding for each period. Diluted loss per share is computed by dividing the net loss attributable of common stockholders by the weighted average number of shares of common stock outstanding plus the dilutive effect of shares issuable through the common stock equivalents. The weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. As of December 31, 2023, 45,572 stock options, 0 unvested restricted stock units, 5,047,451 warrants, 22,280 shares of preferred series A-1 stock, and 2,625 shares of preferred series B-2 stock were excluded from dilutive earnings per share as their effects were anti-dilutive. As of December 31, 2022, 1,105 stock options, 180 unvested restricted stock units, and 127,251 warrants were excluded from dilutive earnings per share as their effects were anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The FASB issues ASUs to amend the authoritative literature in ASC. There have been several ASUs to date, including those above, that amend the original text of ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to us or (iv) are not expected to have a significant impact on our financial statements.

Recent Accounting Pronouncements

The FASB issues ASUs to amend the authoritative literature in ASC. There have been several ASUs to date, including those above, that amend the original text of ASC. Management believes that those issued to date either (i) provide supplemental guidance, (ii) are technical corrections, (iii) are not applicable to us or (iv) are not expected to have a significant impact on our financial statements.